Leasing Arrangements – Lessee	12 Months Ended
Dec. 31, 2025
Leasing Arrangements – Lessee [Abstract]
Leasing arrangements – lessee
8.	Leasing arrangements – lessee

a)	The Group leases offices and multifunctional business machines located in Taiwan and Japan. Lease agreements are typically made for periods of 2 to 15 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	Short-term leases with a lease term of 12 months or less comprise multifunctional printers and rental of event venues.

c)	The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	December 31, 2024	December 31, 2025
	Carrying amount	Carrying amount

Buildings	$5,170,274	$3,859,294
Machinery and equipment	12,254	12,981
	$5,182,528	$3,872,275

	Year ended December 31,
	2023	2024	2025
	Depreciation expenses	Depreciation expenses	Depreciation expenses

Buildings	$862,258	$982,126	$1,024,008
Machinery and equipment	3,532	5,619	6,414
	$865,790	$987,745	$1,030,422

d)	For the years ended December 31, 2024 and 2025, additions to right-of-use assets were $584,671 and $7,201, respectively. As of the end of 2025, the Taiwan office leases were renewed. The new leases term covers January 1, 2026 through December 31, 2028, with an aggregate rental commitment of $1,251,339.

e)	The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2024	2025
Items affecting profit or loss
Interest expense on lease liabilities	$66,640	$65,137
Expense on short-term lease contracts	533,654	228,820
Losses (gain) on lease modification	(3,273)	41,120
f)	For the years ended December 31, 2024 and 2025, the Group’s total cash outflow for leases were $1,601,454 and $1,230,580, respectively.